UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22185
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                                 IndexIQ Trust
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               (Exact name of registrant as specified in charter)

                       800 Westchester Ave., Suite S-710
                              Rye Brook, NY 10573
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              (Address of principal executive offices) (Zip code)

                                 Adam S. Patti
                              IndexIQ Advisors LLC
                       800 Westchester Ave., Suite S-710
                              Rye Brook, NY 10573
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-934-0777
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                       Date of fiscal year end: April 30
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             Date of reporting period: July 1, 2014 - June 30, 2015
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22185
Reporting Period: 07/01/2014 - 06/30/2015
IndexIQ Trust









====================== IQ Hedge Multi-Strategy Plus Fund =======================


BARCLAYS BANK PLC

Ticker:                      Security ID:  06738C778
Meeting Date: MAR 31, 2015   Meeting Type: Written Consent
Record Date:  NOV 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Amendment to the Indenture      For       Did Not Vote Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant IndexIQ Trust
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By (Signature and Title)*/s/ Adam S. Patti
                         -------------------------------------------------------
                             Adam S. Patti
                            (Principal Executive Officer)

Date: August 17, 2015
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*Print the name and title of each signing officer under his or her signature.